Summary of Significant Accounting Policies - Net Loss Per Share Attributable to Common Stockholders (Detail)	6 Months Ended
Jun. 30, 2016
Net Loss Per Share Attributable To Common Stockholders Abstract
Common stock entitled, number of vote per share	Each share of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to 10 votes per share.